Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	4.00%	4.00%	4.00%
Marsh (including Guy Carpenter)
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	22.00%	25.00%	22.00%
Aon Group (including the Benfield Group)
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	22.00%	22.00%	22.00%
Non Life | P&C
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	53.00%	53.00%	52.00%
Non Life | Specialty
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	52.00%	56.00%	46.00%
Life and Health
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	11.00%	12.00%	13.00%